Schedule of Reconciliation of Statutory Income Tax Rate (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
(Loss) income before income taxes		$ (673,139)	$ 956,268	$ (148,850)
Applicable income tax rate		12.00%	12.00%	12.00%
Income tax expense at applicable income tax rate		$ (80,776)	$ 114,752	$ (17,862)
Non-taxable income		(208)
Tax losses not expected to be utilized	[1]	90,145	(650)	26,554
Tax effect of overseas withholding tax	[2]	15,770	20,469	33,901
Over-provision in prior years	[3]		(19,147)	(29,817)
Change in valuation allowance		79,870	52,584
Tax effect of tax allowance			(1,131)	(3,801)
Income tax expense		$ 104,801	$ 166,877	$ 8,975

[1]	Losses not expected to be utilized for the six months ended March 31, 2026 and 2025 mainly represented expenses incurred by the Company. For the six months ended March 31, 2024, these expenses were mainly incurred by the Company and ZGCL Macau. As the Company did not conduct substantive revenue-generating operations during the relevant periods, management considered that such expenses were not eligible to be carried forward to offset taxable profits in subsequent periods under the applicable tax laws. ZGCL Macau was group B taxpayer prior to January 1, 2024, and the losses before January 1, 2024 was not allowed to carry forward to offset taxable income in future years under the applicable tax laws. Accordingly, no deferred tax assets were recognized in respect of these amounts. For tax losses that are eligible for carryforward, deferred tax assets are recognized only to the extent that realization is considered more-likely-than-not. A valuation allowance is provided against deferred tax assets when it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized.
[2]	The tax effect of overseas withholding tax results in a higher effective tax rate compared to the local statutory tax rate in Macau. This difference arises because the withholding tax is applied to the gross income, while the local statutory tax rate is applied to the net income after deducting relevant expenses.
[3]	The over-provision in prior years mainly resulted from a different tax period of a subsidiary. Losses recognized by the subsidiary subsequent to the Group’s reporting year were used to offset the profit generated by the subsidiary in its tax year, reducing the actual tax amount incurred.